Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
23.
SUBSEQUENT EVENTS

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On March 5, 2024, the Company announced execution of a definitive agreement with a subsidiary of Ganfeng whereby Ganfeng agrees to acquire $70,000 in newly issued shares of Proyecto Pastos Grandes S.A. (“PGCo”) (the “Pastos Grandes Transaction"), the Company’s indirect wholly-owned Argentinian subsidiary holding the Pastos Grandes project in Salta, Argentina, which is expected to represent an approximate 15% interest in PGCo and the Pastos Grandes project. The Pastos Grandes Transaction is subject to applicable regulatory approvals and other closing conditions.

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On January 12, 2024, the Company paid interest of $2,264 due under its Convertible Notes.